Net loss per share (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator [Abstract]
Net and comprehensive loss	$ (9,454)	$ (2,776)	$ (184,462)	$ (6,026)
Less: Preferred stock dividends	34	0	109	0
Net and comprehensive loss available to common stockholders	$ (9,488)	$ (2,776)	$ (184,571)	$ (6,026)
Denominator [Abstract]
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted (in shares)	48,526,396	11,674,127	33,238,600	11,516,421
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (0.20)	$ (0.24)	$ (5.55)	$ (0.52)